Capital Structure and Financial Risk and Related Items - Equity and Capital Management (Details) shares in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 kr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Summary of the Company's share activity
Number of shares outstanding		98,265	96,488		95,074	95,074
Exercise of warrants for cash		1,777
Exercise of deferred shares, options and warrants for cash			1,414
Par value | kr / shares				kr 0.01
Shares issued for cash | $	$ 2,000	$ 3,000	$ 2,000
Cash and cash equivalents | $		$ 70,770,000	$ 79,087,000		$ 77,598,000	$ 82,542,000
Ordinary shares
Summary of the Company's share activity
Par value | kr / shares				kr 0.01
Number of votes per share | Vote		1